DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Tables)	12 Months Ended
Dec. 31, 2023
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Schedule of Assets and Liabilities Information of Group's VIE and Net Revenues, Net Loss and Cash Flows

	December 31,	December 31,
	2022	2023
	RMB	RMB
Cash	159,882	257,218
Prepaid expenses and other current assets	6,592	6,592
Total current assets	166,474	263,810
Long-term investments (i)	55,779,696	49,003,096
Other non-current assets	2,590	12,590
Total assets	55,948,760	49,279,496
Accrued expenses and other payables	134,604	60,587
Amounts due to related parties (ii)	63,597,353	64,617,353
Total current liabilities	63,731,957	64,677,940
Total liabilities	63,731,957	64,677,940

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net revenues	—	—	—
Net loss	(14,072,212)	(7,824,115)	(7,615,247)

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net cash used in operating activities	(903,343)	(861,350)	(952,664)
Net cash used in investing activities	(4,642,082)	—	—
Net cash provided by financing activities (iii)	5,645,353	830,186	1,050,000
(i)

Long-term investments as of December 31, 2022 and 2023 include investment cost and share of losses derived from the 30.96 % equity interests investment in Beijing Huanqiuyimeng Education Consultation Corp. (“Huanqiuyimeng”) in the amount of RMB55,779,696 and RMB49,003,096, respectively, which is eliminated on consolidation.

(ii)	Amounts due to related parties represent the amounts due to the Company’s subsidiaries, which are eliminated on consolidation.
(iii)

RMB5,645,353, RMB830,186 and RMB1,050,000 of net cash provided by financing activities for the years ended December 31, 2021, 2022 and 2023 respectively were related to the transactions with the Company’s subsidiaries, which are eliminated on consolidation.

Credit Concentration Risk | Cash and Cash Equivalents
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Schedule of Significant Concentrations and Risks

	December 31,	December 31,
	2022	2023
	RMB	RMB
Financial institutions in the mainland of the PRC
— Denominated in Renminbi (“RMB”)	47,841,321	50,134,377
— Denominated in U.S. Dollar (“USD”)	145	147
Total cash balances held at mainland PRC financial institutions	47,841,466	50,134,524
Financial institutions in Hong Kong Special Administrative Region (“HKSAR”) of the PRC
— Denominated in Hong Kong Dollar (“HKD”)	2,714	798
— Denominated in USD	7,136,019	10,031,910
Total cash and cash equivalents balances held at HKSAR financial institutions	7,138,733	10,032,708
Total cash and cash equivalents balances held at financial institutions	54,980,199	60,167,232